14. PROPERTY, PLANT AND EQUIPMENT, NET (Details) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	$ 644,542,520	$ 609,577,683
Accumulated Depreciation	(262,805,573)	(247,639,007)
Property, Plant and equipment, net	381,736,948	361,938,676	$ 347,762,584
Work in-progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	31,308,736	14,672,138
Property, Plant and equipment, net	31,308,736	14,672,138	6,436,537
Land
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	123,638,387	120,701,487
Property, Plant and equipment, net	123,638,387	120,701,487	113,805,322
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	58,263,623	59,809,261
Accumulated Depreciation	(27,916,080)	(25,670,216)
Property, Plant and equipment, net	30,347,543	34,139,045	38,237,219
Plant and Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	114,488,966	107,969,230
Accumulated Depreciation	(76,513,924)	(73,582,567)
Property, Plant and equipment, net	37,975,042	34,386,663	35,550,261
IT Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	4,123,479	4,700,268
Accumulated Depreciation	(3,076,673)	(3,412,602)
Property, Plant and equipment, net	1,046,806	1,287,666	837,427
Fixed facilities and accesories
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	176,572,198	170,607,166
Accumulated Depreciation	(106,297,623)	(99,619,941)
Property, Plant and equipment, net	70,274,575	70,987,225	68,810,766
Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	6,092,973	4,606,868
Accumulated Depreciation	(3,775,837)	(2,673,684)
Property, Plant and equipment, net	2,317,136	1,933,184	1,829,375
Improvements of leased goods
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	863,311	946,980
Accumulated Depreciation	(320,519)	(301,610)
Property, Plant and equipment, net	542,792	645,370	743,192
Other Property, plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	9,876,424	10,975,868
Accumulated Depreciation	(6,032,692)	(6,520,443)
Property, Plant and equipment, net	3,843,732	4,455,425	4,980,305
Plantations
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and equipment, gross	119,314,423	114,588,417
Accumulated Depreciation	(38,872,225)	(35,857,944)
Property, Plant and equipment, net	$ 80,442,199	$ 78,730,473	$ 76,532,180